Income Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Provision for Income Tax

The Company’s operating subsidiary, Top Wealth International incorporated in Hong Kong is subject to an income tax rate of 8.25% for first HK$2,000,000 assessable profits and 16.5% for the assessable profits thereafter.

	Years ended December 31,
Provision for income tax	2024	2023	2022

Current
Hong Kong	$-	$669,016	$370,419
Over provision in previous years	-	(31,340)	-

	-	637,676	370,419

Deferred
Hong Kong	-	(34,998)	(7,832)
Under provision in previous years	-	4,475	-

	-	(30,523)	(7,832)

Total	$-	$607,153	$362,587

Schedule of Numerical Reconciliation of Income Tax Expenses

Numerical reconciliation of income tax expenses to prima facie tax payable:

	Years ended December 31,
	2024	2023	2022

(Loss) profit before income tax	$(2,019,515)	$3,045,248	$2,280,358

Tax effect at the Hong Kong profits tax rate of 16.5%	(333,220)	502,466	376,259
Tax effect of preferential tax rate	-	(21,154)	(21,154)
Tax effect of tax loss not recognized	295,091	-	-
Non-deductible expenditure	38,129	153,475	8,251
Over provision in previous years	-	(26,865)	-
Tax effect of tax reduction	-	(769)	(769)

Total	$-	$607,153	362,587

Schedule of Effective Income Tax Rate	Effective income tax rate (%)
	Years ended December 31,
	2024	2023	2022

Effective income tax rate – Hong Kong	-%	19.94%	15.9%

Schedule of Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities and their movements were as follows:

	Tax losses	Depreciation allowance	Total

Balance as of January 1, 2023	$-	$(13,725)	$(13,725)

Credited to statement of operations	-	(30,523)	(30,523)

Balance as of December 31, 2023 and 2024	$-	$(44,248)	$(44,248)